N-2	May 29, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 29, 2025, HPS Corporate Lending Fund (the “Fund”) priced an offering (the “Offering”) of (i) $400,000,000 in aggregate principal amount of its 5.300% notes due 2027 (the “2027 Notes”), and (ii) $500,000,000 in aggregate principal amount of its 5.850% notes due 2030 (the “2030 Notes” and together with the 2027 Notes, the “Notes”) in a private placement to persons reasonably believed to be qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to certain
non-U.S.
persons outside the United States pursuant to Regulation S under the Securities Act. The 2027 Notes will mature on June 5, 2027 and may be redeemed in whole or in part at the Fund’s option at any time at par value plus a “make-whole” premium. The 2030 Notes will mature on June 5, 2030 and may be redeemed in whole or in part at the Fund’s option at any time prior to May 5, 2030 at par value plus a “make-whole” premium and at par value on or thereafter. The Offering is expected to close on June 5, 2025, subject to customary closing conditions.

5.300% notes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 400,000,000
5.850% notes due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 500,000,000